Balance Sheet (USD $)	Sep. 30, 2011	Mar. 31, 2011
Current Assets
Cash	$ 0	$ 0
Total Current Assets	0	0
Current Liabilities
Loan Payable Officer	11,678	2,785
Total Current Liabilities	11,678	2,785
Stockholders' Equity (Deficit)
Common Stock, authorized 75,000,000 shares, par value $0.001, 5,000,000 issued and outstanding on September 30, 2011 & March 31, 2011 respectively	5,000	5,000
Additional Paid-In Capital	0	0
Deficit Accumulated Durign the Development Stage	(16,678)	(7,785)
Total Stockholders' Equity (Deficit)	(11,678)	(2,785)
Total Liabilities and Stockholders' Equity (Deficit)	$ 0	$ 0